Concentrations risks (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 MYR (RM)
Concentration Risk [Line Items]
Cash balance	$ 365,904	$ 345,145
Cash FDIC	250,000
SINGAPORE
Concentration Risk [Line Items]
Cash balance	203,312	204,194
UNITED STATES
Concentration Risk [Line Items]
Cash balance	108,987	42,195
MALAYSIA
Concentration Risk [Line Items]
Cash balance	51,190	98,509
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	77,000		$ 100,000
Credit Risk [Member] | SINGAPORE
Concentration Risk [Line Items]
Cash balance	79,019	$ 0
Credit Risk [Member] | MALAYSIA
Concentration Risk [Line Items]
Deposits	$ 61,000			RM 250,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.10%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.10%	17.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	68.20%	80.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.80%	19.60%